TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS

	Year Ended December 31,
	2024	2023	2022
Deferred tax assets:	USD in thousands
Operating loss carryforward	81,759	73,448	68,870
Deferred taxes due to carryforward losses	18,804	16,893	15,840
Valuation allowance	(18,804)	(16,893)	(15,840)
Net deferred tax asset	—	—	—

SCHEDULE OF EFFECTIVE TAX EXPENSE (BENEFIT)

	Year Ended December 31,
	2024	2023	2022

Loss before taxes on income	11,138	18,410	21,676
Israeli statutory income tax rate	23%	23%	23%
Theoretical statutory tax benefit	2,562	4,234	4,985
Losses for which a valuation allowance was provided or benefit from loss carry forwards and permanent differences	(2,562)	(4,234)	(4,985)

Income tax expense	-	-	-